PRIVATE PLACEMENT (Details Narrative) - Cetus Capital Acquisition Corp [Member] - USD ($)		6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 03, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement			$ 2,651,910		$ 2,651,910
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	286,875
Issued price per share	$ 10.00
Proceeds from issuance of private placement	$ 2,868,750
Principal amount	$ 216,837